RESTRICTED SHARE UNITS - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Weighted average grant date fair value
Outstanding at January 1 (in dollars per share) | $ / shares	$ 18.3704	$ 15.1808	$ 15.3409
Granted during the year (in dollars per share) | $ / shares	29.6040	20.5695	15.0120
Vested during the year (in dollars per share) | $ / shares	17.7836	15.1354	15.2420
Forfeited during the year (in dollars per share) | $ / shares	21.5612	17.3746	14.4913
Outstanding at December 31 (in dollars per share) | $ / shares	$ 26.0613	$ 18.3704	$ 15.1808
Number of RSU
Outstanding at January 1 (in shares) | shares	3,386	2,601	1,113
Granted during the year (in shares) | shares	3,429	2,200	2,133
Vested during the year (in shares) | shares	(1,455)	(915)	(349)
Forfeited during the year (in shares) | shares	(411)	(500)	(296)
Outstanding at December 31 (in shares) | shares	4,949	3,386	2,601